Label	Element	Value
BNY Mellon Mid Cap Multi-Strategy Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45.73% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	45.73%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid cap companies. The fund currently considers mid cap companies to be those companies with market capitalizations that are within the market capitalization range of companies comprising the Russell Midcap® Index. As of November 30, 2025, the market capitalizations of the largest and smallest companies in the Russell Midcap® Index were approximately $114.5 billion and $1.0 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $30.7 billion and $12.3 billion, respectively. The fund normally allocates its assets among multiple investment strategies employed by BNY Mellon Investment Adviser, Inc. (BNYIA) and affiliated and unaffiliated sub-advisers that invest primarily in equity securities issued by mid cap companies. The fund is designed to provide exposure to various mid cap equity portfolio managers and investment strategies and styles. The fund may invest up to 15% of its net assets in the equity securities of foreign issuers.

BNYIA determines the investment strategies and sets the target allocations and ranges. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Mid Cap Tax-Sensitive Core Strategy	40%	0% to 50%
Mid Cap Value Strategy	15%	0% to 30%
Mid Cap Growth Strategy	15%	0% to 30%
Boston Partners Mid Cap Value Strategy	15%	0% to 30%
Geneva Mid Cap Growth Strategy	15%	0% to 30%

The Mid Cap Tax-Sensitive Core Strategy is employed by BNYIA, the Mid Cap Value Strategy and the Mid Cap Growth Strategy are employed by Newton Investment Management North America, LLC (NIMNA), an affiliate of BNYIA, and the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy are employed by unaffiliated sub-advisers, namely, Boston Partners Global Investors, Inc. (Boston Partners) and Geneva Capital Management LLC (GCM), respectively.

BNYIA has the discretion to change the investment strategies, including whether to implement a strategy employed by BNYIA or a sub-adviser, and the target allocations and ranges when BNYIA deems it appropriate without notice to or approval by shareholders.

The portion of the fund's assets allocated to the Mid Cap Tax-Sensitive Core Strategy normally is invested primarily in equity securities of mid cap companies included in the Russell Midcap® Index. In selecting securities for the Mid Cap Tax-Sensitive Core Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the Russell Midcap® Index. The Mid Cap Tax-Sensitive Core Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Mid Cap Tax-Sensitive Core Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the Russell Midcap® Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the Mid Cap Tax-Sensitive Core Strategy may realize capital losses to offset any realized capital gains of the fund's other investment strategies.

NIMNA is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Mid Cap Value Strategy. The portion of the fund's assets allocated to the Mid Cap Value Strategy normally is invested primarily in equity securities of mid cap value companies. In constructing this portion of the fund's portfolio, NIMNA uses a value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, determined by the sub-adviser's assessment of fundamentals, valuation and catalyst(s). The value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. Items such as free cash flow, earning power, controversy assessment, growth prospects and identification of competitive advantages may be used to help assess a stock's intrinsic value. The strategy invests in stocks priced in the market at a discount to their intrinsic value which have a catalyst present to enable higher revaluation.

NIMNA is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Mid Cap Growth Strategy. The portion of the fund's assets allocated to the Mid Cap Growth Strategy normally is invested primarily in equity securities of mid cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, NIMNA uses a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. For this strategy, NIMNA uses a consistent, bottom-up approach which emphasizes individual stock selection.

Boston Partners is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Boston Partners Mid Cap Value Strategy. The portion of the fund's assets allocated to the Boston Partners Mid Cap Value Strategy normally is invested in a diversified portfolio of mid cap stocks identified by Boston Partners as having value characteristics. Boston Partners employs a fundamental bottom-up, disciplined value investment process. Valuation, fundamentals and momentum are analyzed using a bottom-up blend of qualitative and quantitative inputs.

GCM is the fund's sub-adviser responsible for the portion of the fund's assets allocated to the Geneva Mid Cap Growth Strategy. The portion of the fund's assets allocated to the Geneva Mid Cap Growth Strategy normally is invested primarily in equity securities of mid cap companies GCM considers to be growth companies. GCM seeks to identify high quality companies with low leverage, superior management, leadership positions within their industries, and a consistent, sustainable record of growth in managing its allocated portion of the fund's assets. In selecting stocks, GCM emphasizes bottom-up fundamental analysis to develop an understanding of a company supplemented by top-down considerations which include reviewing general economic and market trends and analyzing their effect on various industries. GCM also seeks to screen out high risk ideas, such as turnaround stories, initial public offerings and companies that are highly leveraged, or do not have earnings.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 3000® Index, a broad measure of market performance, and the Russell Midcap® Index, an index reflecting the market segments in which the fund invests.

Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q2: 26.08 Worst Quarter 2020, Q1: (24.36) The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 8.86%.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%)
Class M

During the periods shown in the chart: Best Quarter 2020, Q2: 26.08 Worst Quarter 2020, Q1: (24.36)

The year-to-date total return of the fund's Class M shares as of September 30, 2025 was 8.86%.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/24
BNY Mellon Mid Cap Multi-Strategy Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Mid Cap Multi-Strategy Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Mid Cap Multi-Strategy Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Mid Cap Multi-Strategy Fund | · Strategy allocation risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Strategy allocation risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

BNY Mellon Mid Cap Multi-Strategy Fund | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

BNY Mellon Mid Cap Multi-Strategy Fund | · Midsize company risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Midsize company risk: Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

BNY Mellon Mid Cap Multi-Strategy Fund | · Growth and value stock risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

BNY Mellon Mid Cap Multi-Strategy Fund | · Foreign investment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

BNY Mellon Mid Cap Multi-Strategy Fund | · Market sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market sector risk: To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

BNY Mellon Mid Cap Multi-Strategy Fund | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Mellon Mid Cap Multi-Strategy Fund | · Liquidity risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

BNY Mellon Mid Cap Multi-Strategy Fund | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Management risk: The investment processes used by the fund's sub-advisers could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Mid Cap Multi-Strategy Fund | Russell 3000® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.55%
BNY Mellon Mid Cap Multi-Strategy Fund | Russell Midcap® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell Midcap® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.63%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMCX
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.14%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,166
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The year-to-date total return of the fund's Class M shares as of
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	8.86%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	26.08%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(24.36%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.30%
Annual Return [Percent]	oef_AnnlRtrPct	(2.69%)
Annual Return [Percent]	oef_AnnlRtrPct	11.62%
Annual Return [Percent]	oef_AnnlRtrPct	18.68%
Annual Return [Percent]	oef_AnnlRtrPct	(9.05%)
Annual Return [Percent]	oef_AnnlRtrPct	30.76%
Annual Return [Percent]	oef_AnnlRtrPct	22.87%
Annual Return [Percent]	oef_AnnlRtrPct	19.20%
Annual Return [Percent]	oef_AnnlRtrPct	(18.44%)
Annual Return [Percent]	oef_AnnlRtrPct	17.92%
Annual Return [Percent]	oef_AnnlRtrPct	12.69%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.99%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.26%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIMSX
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.14%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.20%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.03%